VARIABLE INTEREST ENTITY (Tables)	12 Months Ended
Dec. 31, 2012
VARIABLE INTEREST ENTITY
Summarized impact of the entity's interest in the Fund on earnings, cash flows and financial position

Year ended December 31,	2012	2011	2010
(millions of Canadian dollars)
Revenues	288	146	89
Operating and administrative expense	(83)	(66)	(52)
Depreciation and amortization	(87)	(47)	(19)
Income from equity investments	52	60	60
Interest expense and other	(68)	(32)	(13)
Income taxes	(35)	(21)	(17)
Earnings	67	40	48
(Earnings)/loss attributable to noncontrolling interest	13	7	(11)
Earnings attributable to Enbridge	80	47	37
Cash flows
Cash provided by operating activities	198	140	29
Cash used in investing activities	(158)	(98)	(107)
Cash provided by financing activities	1,495	381	85
Increase in cash and cash equivalents	1,535	423	7

December 31,	2012	2011
(millions of Canadian dollars)
Current assets	224	109
Property, plant and equipment, net	2,390	1,349
Long-term investments	314	343
Deferred amounts and other assets	179	125
Current liabilities	(250)	(90)
Long-term debt	(1,864)	(675)
Other long-term liabilities	(22)	(36)
Deferred income taxes	(438)	(403)
Net assets before noncontrolling interests	533	722